As filed with the Securities and Exchange Commission on December 5, 2014.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:  (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2014 – September 30, 2014

Item 1: Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA INCOME SHARES, INC.

Semi-Annual Report

September 30, 2014

Transamerica Income Shares, Inc.

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other Fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at April 1, 2014, and held for the entire period until September 30, 2014.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses(A)		Hypothetical Expenses(B)
Fund Name	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period(C) April 1, 2014 – September 30, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period(C) April 1, 2014 – September 30, 2014	Annualized Expense Ratio
Transamerica Income Shares, Inc.	$1,000.00	$1,021.40	$3.90	$1,021.20	$3.90	0.77%

(A)	Based on net asset value return.

(B)	5% return per year before expenses.

(C)	Expenses are calculated using the Fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At September 30, 2014

(unaudited)

Asset Allocation	% of Net Assets
Corporate Debt Securities	63.8%
Mortgage-Backed Securities	13.3
Asset-Backed Securities	7.0
Securities Lending Collateral	5.7
U.S. Government Obligations	2.9
Short-Term U.S. Government Obligation	2.7
U.S. Government Agency Obligations	2.7
Foreign Government Obligations	2.3
Preferred Corporate Debt Securities	2.0
Preferred Stocks	1.8
Municipal Government Obligations	1.4
Repurchase Agreement	1.2
Convertible Bond	0.5
Convertible Preferred Stocks	0.5
Other Assets and Liabilities, Net	(7.8)
Total	100.0%

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2014

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 2.9%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 998,730	$ 1,218,997
U.S. Treasury Note
2.50%, 08/15/2023	2,963,600	2,981,198

Total U.S. Government Obligations (Cost $3,999,505)		4,200,195

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Home Loan Mortgage Corp., IO
5.00%, 08/01/2035	1,006,267	215,945
Federal National Mortgage Association 3.50%, TBA	3,455,000	3,631,799

Total U.S. Government Agency Obligations (Cost $4,157,833)		3,847,744

FOREIGN GOVERNMENT OBLIGATIONS - 2.3%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD 1,500,000	1,359,074
Mexican Bonos
7.25%, 12/15/2016	MXN 14,000,000	1,110,782
8.50%, 12/13/2018	10,285,700	864,393

Total Foreign Government Obligations (Cost $3,424,910)		3,334,249

MORTGAGE-BACKED SECURITIES - 13.3%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$ 389,693	403,798
Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	267,917	276,124
Series 2005-14, Class 4A1
0.37%, 05/25/2035 (A)	1,264,724	1,090,314
Series 2006-OC1, Class 2A3A
0.47%, 03/25/2036 (A)	1,390,130	1,185,950
Banc of America Funding Trust
Series 2007-3, Class TA2
0.33%, 04/25/2037 (A)	800,822	539,866
BBCMS Trust
Series 2014-BXO, Class C
2.16%, 08/15/2027 - 144A (A)	765,000	764,999
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.68%, 08/26/2035 - 144A (A)	270,787	267,730
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037 - 144A (A)	323,295	344,597
Series 2009-RR6, Class 2A1
2.54%, 08/26/2035 - 144A (A)	481,269	480,360
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)	346,236	355,319
Boca Hotel Portfolio Trust
Series 2013-BOCA, Class C
2.30%, 08/15/2026 - 144A (A)	1,000,000	1,003,001
Citigroup Commercial Mortgage Trust
Series 2014-388G, Class D
1.90%, 06/15/2033 - 144A (A)	320,000	320,161

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust
Series 2014-A, Class A
4.00%, 01/25/2035 - 144A (A)	$ 570,820	$ 593,989
COMM Mortgage Trust
Series 2013-FL3, Class B
2.30%, 10/13/2028 - 144A (A)	907,000	921,368
Series 2014-PAT, Class D
2.30%, 08/13/2027 - 144A (A) (B)	930,000	930,000
CSMC Trust
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (A)	146,329	145,901
Hilton USA Trust
Series 2013-HLF, Class CFL
2.06%, 11/05/2030 - 144A (A)	400,000	400,252
Impac CMB Trust
Series 2007-A, Class A
0.40%, 05/25/2037 (A)	568,500	558,433
Jefferies Re-REMIC Trust
Series 2009-R2, Class 2A
2.60%, 12/26/2037 - 144A (A)	214,503	214,085
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	134,307	143,099
Series 2009-R7, Class 12A1
2.61%, 08/26/2036 - 144A (A)	101,064	99,923
Series 2009-R7, Class 1A1
2.37%, 02/26/2036 - 144A (A)	418,571	412,628
Series 2009-R7, Class 4A1
2.39%, 09/26/2034 - 144A (A)	229,450	225,689
Series 2009-R9, Class 1A1
2.24%, 08/26/2046 - 144A (A)	275,421	278,337
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class ASB
5.98%, 06/15/2049 (A)	320,106	336,624
Series 2013-ALC, Class B
3.00%, 07/17/2026 - 144A (A)	710,000	717,601
Series 2014-FBLU, Class C
2.15%, 12/15/2028 - 144A (A)	900,000	901,026
JPMorgan Commercial Mortgage-Backed Securities Trust
Series 2009-RR2, Class MLB
5.81%, 06/15/2050 - 144A (A)	936,000	993,020
JPMorgan Re-REMIC Trust
Series 2009-7, Class 8A1
2.83%, 01/27/2047 - 144A (A)	142,100	143,244
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.06%, 07/15/2044 (A)	401,311	441,030
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.99%, 08/15/2045 - 144A (A)	826,269	898,613
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	422,380	438,516
RALI Series Trust
Series 2007-QH5, Class AI1
0.36%, 06/25/2037 (A)	566,709	438,467
RALI Trust
Series 2006-QO1, Class 3A1
0.42%, 02/25/2046 (A)	1,139,497	767,448

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust (continued)
Series 2006-QO2, Class A1
0.37%, 02/25/2046 (A)	$ 146,034	$ 70,279
Residential Asset Securitization Trust
Series 2004-A4, Class A11
5.50%, 08/25/2034	1,058,036	1,108,097
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (A)	85,136	86,455
Series 2003-L, Class 1A2
2.49%, 11/25/2033 (A)	65,826	66,064

Total Mortgage-Backed Securities (Cost $18,370,678)		19,362,407

ASSET-BACKED SECURITIES - 7.0%
Bayview Opportunity Master Fund IIlA Trust, LP
Series 2013-4RPL, Class A
4.46%, 07/28/2018 - 144A (A)	30,876	30,940
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.43%, 09/25/2036 (A)	2,000,000	1,690,760
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	281,444	280,412
GSAA Trust
Series 2006-1, Class A3
0.48%, 01/25/2036 (A)	1,007,555	716,008
GSAMP Trust
Series 2006-HE1, Class A2D
0.46%, 01/25/2036 (A)	1,230,000	1,127,006
Hilton Grand Vacations Trust
Series 2013-A, Class A
2.28%, 01/25/2026 - 144A	316,558	318,420
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.39%, 03/20/2036 (A)	748,047	741,732
Series 2007-2, Class M1
0.46%, 07/20/2036 (A)	100,000	94,448
Lehman XS Trust
Series 2005-8, Class 1A3
0.50%, 12/25/2035 (A)	1,207,031	826,333
ORES LLC
Series 2014-LV3, Class A
3.00%, 03/27/2024 - 144A	294,817	294,830
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.47%, 02/25/2036 (A)	574,368	564,419
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A
2.07%, 03/20/2030 - 144A	440,343	441,334
Spirit Master Funding LLC
Series 2014-3A, Class A
5.74%, 03/20/2042 - 144A	1,674,327	1,855,356
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A
0.58%, 03/25/2037 - 144A (A)	466,411	455,774
US Residential Opportunity Fund Trust
Series 2014, Class 1A
3.47%, 03/25/2034 - 144A (A)	194,538	194,770

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 - 144A	$ 597,413	$ 598,532

Total Asset-Backed Securities (Cost $8,162,174)		10,231,074

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
Rhode Island Economic Development Corp., Revenue Bonds, AGM
6.00%, 11/01/2015 (C)	575,000	585,793
State of California, General Obligation Unlimited
7.95%, 03/01/2036	1,195,000	1,456,836

Total Municipal Government Obligations (Cost $1,797,510)		2,042,629

PREFERRED CORPORATE DEBT SECURITIES - 2.0%
Insurance - 2.0%
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A) (D)	810,000	829,238
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)	1,930,000	2,065,100

Total Preferred Corporate Debt Securities (Cost $2,414,081)		2,894,338

CORPORATE DEBT SECURITIES - 63.8%
Aerospace & Defense - 0.3%
Bombardier, Inc.
4.75%, 04/15/2019 - 144A (D)	450,000	448,875
Airlines - 2.2%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	409,113	466,388
American Airlines Pass-Through Trust
4.00%, 01/15/2027	659,363	666,781
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	652,791	702,534
7.46%, 10/01/2016	44,774	45,835
U.S. Airways Pass-Through Trust
3.95%, 05/15/2027	440,000	443,300
UAL Pass-Through Trust
10.40%, 05/01/2018	511,563	566,556
Virgin Australia Trust
5.00%, 04/23/2025 - 144A	297,756	310,411
Banks - 8.4%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,212,000	1,648,104
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A	800,000	872,000
CIT Group, Inc.
4.75%, 02/15/2015 - 144A	310,000	313,100
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (E)	1,095,000	1,448,138
HBOS PLC, Series MTN
6.75%, 05/21/2018 - 144A	1,015,000	1,148,121
HSBC Holdings PLC
6.38%, 09/17/2024 (A) (D) (E)	615,000	614,231
ING Bank NV
5.80%, 09/25/2023 - 144A	925,000	1,018,901

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
3.13%, 01/15/2016	$ 1,070,000	$ 1,094,599
5.02%, 06/26/2024 - 144A	480,000	467,681
Regions Bank
7.50%, 05/15/2018	1,115,000	1,299,953
Royal Bank of Scotland Group PLC
5.13%, 05/28/2024	935,000	918,695
Turkiye Halk Bankasi AS
4.75%, 06/04/2019 - 144A	230,000	228,390
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (E)	1,065,000	1,165,430
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 1,200,000	485,344
Building Products - 1.3%
Associated Materials LLC / AMH New Finance, Inc. 9.13%, 11/01/2017	$ 550,000	539,000
Owens Corning 4.20%, 12/15/2022	1,390,000	1,414,657
Capital Markets - 1.8%
Goldman Sachs Group, Inc. 5.70%, 05/10/2019 (A) (E)	395,000	400,727
Morgan Stanley
5.45%, 07/15/2019 (A) (E)	305,000	302,713
5.75%, 01/25/2021	400,000	454,479
Prospect Capital Corp. 5.88%, 03/15/2023 (D)	805,000	838,522
UBS AG 7.63%, 08/17/2022	490,000	569,260
Commercial Services & Supplies - 1.0%
Steelcase, Inc. 6.38%, 02/15/2021	800,000	925,849
Trinity Industries, Inc. 4.55%, 10/01/2024	535,000	535,937
Communications Equipment - 0.7%
Motorola Solutions, Inc. 3.50%, 09/01/2021	1,005,000	990,822
Construction Materials - 0.8%
Martin Marietta Materials, Inc. 4.25%, 07/02/2024 - 144A	1,115,000	1,130,854
Consumer Finance - 1.5%
Ally Financial, Inc. 4.63%, 06/26/2015	650,000	659,035
Springleaf Finance Corp., Series MTN 6.90%, 12/15/2017	1,430,000	1,519,375
Containers & Packaging - 0.7%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is 6.00%, 06/15/2017 - 144A	190,000	187,150
Exopack Holding Corp. 10.00%, 06/01/2018 - 144A (D)	720,000	774,900
Distributors - 0.4%
Owens & Minor, Inc. 3.88%, 09/15/2021	615,000	615,758
Diversified Financial Services - 4.3%
Citigroup, Inc. 5.95%, 01/30/2023 (A) (E)	1,070,000	1,069,666

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. 7.13%, 06/15/2022 (A) (E)	$ 700,000	$ 810,250
ILFC E-Capital Trust I 4.84%, 12/21/2065 - 144A (A)	575,000	541,937
Jefferies Group LLC 5.13%, 01/20/2023	440,000	467,674
JPMorgan Chase & Co. 5.15%, 05/01/2023 (A) (D) (E)	700,000	666,750
Oaktree Capital Management, LP 6.75%, 12/02/2019 - 144A	1,110,000	1,321,150
Vesey Street Investment Trust I 4.40%, 09/01/2016 (F)	835,000	884,883
Voya Financial, Inc. 5.50%, 07/15/2022	470,000	529,856
Diversified Telecommunication Services - 3.1%
CenturyLink, Inc. 5.80%, 03/15/2022	710,000	727,750
Frontier Communications Corp. 7.63%, 04/15/2024	710,000	736,625
Hughes Satellite Systems Corp. 6.50%, 06/15/2019	200,000	212,500
Level 3 Communications, Inc. 8.88%, 06/01/2019	85,000	90,737
Level 3 Financing, Inc. 8.13%, 07/01/2019	660,000	702,900
Unison Ground Lease Funding LLC 6.39%, 04/15/2040 - 144A	1,515,000	1,724,484
Verizon Communications, Inc. 1.76%, 09/15/2016 (A)	250,000	256,304
Electric Utilities - 0.3%
EDP Finance BV 5.25%, 01/14/2021 - 144A	365,000	379,370
Electrical Equipment - 0.8%
Anixter, Inc. 5.95%, 03/01/2015	1,200,000	1,218,000
Energy Equipment & Services - 2.4%
Enterprise Products Operating LLC 8.38%, 08/01/2066 (A)	600,000	660,000
NuStar Logistics, LP 8.15%, 04/15/2018	975,000	1,109,062
Seadrill, Ltd. 6.13%, 09/15/2017 - 144A	325,000	323,781
Transocean, Inc. 6.38%, 12/15/2021	490,000	521,209
Weatherford International, Ltd. 9.63%, 03/01/2019	730,000	937,185
Food Products - 0.4%
Post Holdings, Inc. 7.38%, 02/15/2022	635,000	628,650
Health Care Equipment & Supplies - 0.7%
Hologic, Inc. 6.25%, 08/01/2020	290,000	298,700
Mallinckrodt International Finance SA 3.50%, 04/15/2018	680,000	657,900
Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc. 7.13%, 07/15/2020	500,000	530,000
Express Scripts Holding Co. 4.75%, 11/15/2021	660,000	720,772

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp. 2.50%, 03/01/2018	$ 755,000	$ 757,305
Household Durables - 0.4%
Meritage Homes Corp. 4.50%, 03/01/2018	525,000	527,625
Household Products - 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, 10/15/2020	780,000	793,650
Independent Power and Renewable Electricity Producers - 0.8%
NRG Energy, Inc. 7.88%, 05/15/2021	1,080,000	1,161,000
Insurance - 6.3%
American Financial Group, Inc. 9.88%, 06/15/2019	920,000	1,185,978
Chubb Corp. 6.38%, 03/29/2067 (A)	879,000	963,604
Fidelity National Financial, Inc. 6.60%, 05/15/2017	1,405,000	1,563,069
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	865,000	992,419
Lincoln National Corp. 8.75%, 07/01/2019	525,000	668,774
Oil Insurance, Ltd. 3.22%, 10/31/2014 - 144A (A) (E)	675,000	621,000
Principal Financial Group, Inc. 8.88%, 05/15/2019	285,000	361,823
Sompo Japan Nipponkoa Insurance, Inc. 5.33%, 03/28/2073 - 144A (A)	1,250,000	1,315,625
Stone Street Trust 5.90%, 12/15/2015 - 144A	1,400,000	1,483,499
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. 1.30%, 02/01/2017	655,000	652,998
Media - 1.4%
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	695,000	720,425
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	600,000	630,000
Numericable Group SA 4.88%, 05/15/2019 - 144A	340,000	335,750
Univision Communications, Inc. 7.88%, 11/01/2020 - 144A	350,000	374,938
Metals & Mining - 1.8%
Anglo American Capital PLC 9.38%, 04/08/2019 - 144A (D)	555,000	704,349
Glencore Finance Canada, Ltd. 5.80%, 11/15/2016 - 144A	325,000	353,954
Glencore Funding LLC 2.50%, 01/15/2019 - 144A	620,000	606,930
Rio Tinto Finance USA, Ltd. 9.00%, 05/01/2019	700,000	896,408
Multi-Utilities - 0.6%
Black Hills Corp. 5.88%, 07/15/2020	700,000	799,283
Oil, Gas & Consumable Fuels - 5.1%
California Resources Corp. 5.00%, 01/15/2020 - 144A (G)	323,000	327,845

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.
3.48%, 04/15/2019 (A)	$ 100,000	$ 100,250
6.50%, 08/15/2017	675,000	732,375
CITGO Petroleum Corp. 6.25%, 08/15/2022 - 144A	525,000	546,000
Energy Transfer Partners, LP 4.90%, 02/01/2024	590,000	616,692
Linn Energy LLC / Linn Energy Finance Corp. 6.25%, 11/01/2019	695,000	678,494
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A (D)	525,000	491,531
6.38%, 11/05/2014 - 144A	600,000	601,362
Petrobras Global Finance BV 3.00%, 01/15/2019 (D)	650,000	633,107
Petroleum Co., of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019 - 144A (D)	571,000	718,032
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019 - 144A (D)	925,000	1,100,750
Rosneft Finance SA 6.25%, 02/02/2015 - 144A	650,000	655,765
Rosneft Oil Co. via Rosneft International Finance, Ltd. 3.15%, 03/06/2017 - 144A	270,000	256,352
Paper & Forest Products - 0.7%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/2017 - 144A	315,000	326,025
Boise Cascade Co. 6.38%, 11/01/2020	480,000	499,200
Coveris Holdings SA 7.88%, 11/01/2019 - 144A	200,000	209,000
Pharmaceuticals - 0.7%
Actavis Funding SCS 1.30%, 06/15/2017 - 144A	560,000	549,543
Actavis, Inc. 3.25%, 10/01/2022 (D)	465,000	448,512
Professional Services - 0.6%
Cardtronics, Inc. 5.13%, 08/01/2022 - 144A	880,000	866,800
Real Estate Investment Trusts - 3.4%
ARC Properties Operating Partnership, LP / Clark Acquisition LLC 2.00%, 02/06/2017 - 144A	685,000	684,622
CBL & Associates, LP 5.25%, 12/01/2023	490,000	526,111
EPR Properties 7.75%, 07/15/2020	1,190,000	1,433,930
Government Properties Income Trust 3.75%, 08/15/2019	805,000	810,547
Kilroy Realty, LP 6.63%, 06/01/2020 (D)	1,320,000	1,552,296
Road & Rail - 1.6%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	530,000	552,479
7.13%, 10/15/2020 - 144A	1,500,000	1,738,779
Software - 0.6%
First Data Corp.
6.75%, 11/01/2020 - 144A	423,000	448,380
7.38%, 06/15/2019 - 144A	370,000	389,462

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.4%
Claire’s Stores, Inc. 9.00%, 03/15/2019 - 144A	$ 635,000	$ 646,113
Tobacco - 0.5%
Lorillard Tobacco Co. 8.13%, 06/23/2019	575,000	703,403
Trading Companies & Distributors - 0.9%
International Lease Finance Corp. 6.75%, 09/01/2016 - 144A	1,280,000	1,379,200
Wireless Telecommunication Services - 4.2%
Crown Castle Towers LLC
4.88%, 08/15/2040 - 144A (D)	965,000	1,063,670
6.11%, 01/15/2040 - 144A	1,065,000	1,231,965
SBA Tower Trust 5.10%, 04/15/2042 - 144A	1,440,000	1,523,555
Sprint Communications, Inc. 9.00%, 11/15/2018 - 144A	700,000	808,500
WCP Wireless Site Funding / WCP Wireless Site RE Funding 6.83%, 11/15/2040 - 144A	1,445,000	1,493,653

Total Corporate Debt Securities (Cost $87,114,243)		92,775,206

CONVERTIBLE BOND - 0.5%
Automobiles - 0.5%
Ford Motor Co.
Series 2012-D, Class A3
4.25%, 11/15/2016 (D)	430,000	736,913

Total Convertible Bond (Cost $430,000)		736,913

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.7%
U.S. Treasury Bill
0.02%, 12/11/2014 (H)	3,990,000	3,989,766

Total Short-Term U.S. Government Obligation (Cost $3,989,766)		3,989,766

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%
Multi-Utilities - 0.3%
Dominion Resources, Inc. Series A, 6.13%	7,000	$ 392,420
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co. Series A, 6.38%	5,000	270,150

Total Convertible Preferred Stocks (Cost $625,410)		662,570

PREFERRED STOCKS - 1.8%
Banks - 0.3%
CoBank ACB Series F, 6.25% - 144A (A)	4,530	475,933
Consumer Finance - 0.5%
Ally Financial, Inc. Series A, 8.50% (A)	24,800	667,864
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. Series B, 9.08% - 144A	852	1,065,533
Real Estate Investment Trusts - 0.3%
American Realty Capital Properties, Inc. Series F, 6.70%	20,450	472,804

Total Preferred Stocks (Cost $2,343,969)		2,682,134

SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.15% (H)	8,208,543	8,208,543

Total Securities Lending Collateral (Cost $8,208,543)		8,208,543

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.01% (H), dated 09/30/2014, to be repurchased at $1,720,248 on 10/01/2014. Collateralized by a U.S. Government Agency Obligation, 2.75%, due 11/15/2028, and with a value of $1,755,093.	$ 1,720,247	1,720,247

Total Repurchase Agreement (Cost $1,720,247)		1,720,247

Total Investments (Cost $146,758,869) (I)		156,688,015
Other Assets and Liabilities, Net - (7.8)%		(11,286,350)

Net Assets - 100.0%		$ 145,401,665

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2014

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2014
ASSETS
Investments
U.S. Government Obligations	$—	$4,200,195	$—	$4,200,195
U.S. Government Agency Obligations	—	3,847,744	—	3,847,744
Foreign Government Obligations	—	3,334,249	—	3,334,249
Mortgage-Backed Securities	—	19,362,407	—	19,362,407
Asset-Backed Securities	—	10,231,074	—	10,231,074
Municipal Government Obligations	—	2,042,629	—	2,042,629
Preferred Corporate Debt Securities	—	2,894,338	—	2,894,338
Corporate Debt Securities	—	92,775,206	—	92,775,206
Convertible Bond	—	736,913	—	736,913
Short-Term U.S. Government Obligation	—	3,989,766	—	3,989,766
Convertible Preferred Stocks	662,570	—	—	662,570
Preferred Stocks	2,682,134	—	—	2,682,134
Securities Lending Collateral	8,208,543	—	—	8,208,543
Repurchase Agreement	—	1,720,247	—	1,720,247
Total Investments	$11,553,247	$145,134,768	$—	$156,688,015

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of September 30, 2014.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $930,000, or 0.64% of the Fund’s net assets.
(C)	Total aggregate value of illiquid securities is $585,793, or 0.40% of the Fund’s net assets.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $8,041,820. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Step bond. Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2014. Maturity date disclosed is the ultimate maturity date.
(G)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(H)	Rate shown reflects the yield at September 30, 2014.
(I)	Aggregate cost for federal income tax purposes is $146,758,869. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $11,032,029 and $1,102,883, respectively. Net unrealized appreciation for tax purposes is $9,929,146.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2014. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

DEFINITIONS:

144A	144A securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities aggregated $61,156,039, or 42.06% of the Fund’s net assets.
AGM	Assured Guaranty Municipal Corp.
IO	Interestonly portion of a STRIPS (Separate Trading of Registered Interest and Principal of Securities)
MTN	MediumTerm Note
TBA	To Be Announced

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At September 30, 2014

(unaudited)

Assets:
Investments, at value (cost: $145,038,622) (including securities loaned of $8,041,820)	$154,967,768
Repurchase agreement, at value (cost: $1,720,247)	1,720,247
Cash	4,257
Receivables:
Interest	1,499,609
Dividends	19,277
Net income from securities lending	1,336
Prepaid expenses	6,418

Total assets	158,218,912

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	3,643,309
When-issued securities purchased	323,000
Management and advisory fees	64,174
Administration fees	3,209
Transfer agent fees	968
Directors fees	186
Audit and tax fees	24,538
Legal fees	25,903
Printing and shareholder reports fees	209
Distributions to shareholders	505,502
Other	17,706
Collateral for securities on loan	8,208,543

Total liabilities	12,817,247

Net assets	$145,401,665

Net assets consist of:
Paid-in capital	$140,831,349
Undistributed (distributions in excess of) net investment income (loss)	(1,756,279)
Undistributed (accumulated) net realized gain (loss)	(3,599,636)
Net unrealized appreciation (depreciation) on:
Investments	9,929,146
Translation of assets and liabilities denominated in foreign currencies	(2,915)

Net assets	$145,401,665

Shares of common stock outstanding (20,000,000 shares at $1.00 par value)	6,318,771

Net asset value per share	$23.01

STATEMENT OF OPERATIONS

For the period ended September 30, 2014

(unaudited)

Investment Income:
Dividend income	$109,478
Interest income	3,366,412
Net income from securities lending	10,225

Total investment income	3,486,115

Expenses:
Management and advisory fees	367,998
Administration fees	18,400
Transfer agent fees	22,546
Directors fees	37,729
Audit and tax fees	22,698
Custody fees	23,462
Legal fees	29,910
Printing and shareholder reports fees	20,660
Other	24,837

Total expenses	568,240

Net investment income (loss)	2,917,875

Net realized gain (loss) on transactions from:
Investments	393,071
Foreign currency transactions	411

Net realized gain (loss)	393,482

Net change in unrealized appreciation (depreciation) on:
Investments	(561,487)
Translation of assets and liabilities denominated in foreign currencies	(3,954)

Net change in unrealized appreciation (depreciation)	(565,441)

Net realized and change in unrealized gain (loss)	(171,959)

Net increase (decrease) in net assets resulting from operations	$2,745,916

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	September 30, 2014 (unaudited)	March 31, 2014
From operations:
Net investment income (loss)	$2,917,875	$6,417,684
Net realized gain (loss)	393,482	2,482,194
Net change in unrealized appreciation (depreciation)	(565,441)	(3,491,053)

Net increase (decrease) in net assets resulting from operations	2,745,916	5,408,825

Distributions to shareholders:
Net investment income	(3,064,606)	(6,950,652)

Net increase (decrease) in net assets	(318,690)	(1,541,827)

Net assets:
Beginning of period/year	145,720,355	147,262,182

End of period/year	$145,401,665	$145,720,355

Undistributed (distributions in excess of) net investment income (loss)	$(1,756,279)	$(1,609,548)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	September 30, 2014 (unaudited)		March 31, 2014	March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010
Net asset value
Beginning of period/year	$23.06		$23.31	$22.23	$22.46	$22.04	$17.84

Investment operations
Net investment income (loss)(A)	0.46		1.02	1.22	1.37	1.47	1.50
Net realized and unrealized gain (loss)	(0.02)		(0.17)	1.14	(0.11)	0.63	4.25

Total investment operations	0.44		0.85	2.36	1.26	2.10	5.75

Distributions
Net investment income	(0.49)		(1.10)	(1.28)	(1.49)	(1.68)	(1.55)

Total distributions	(0.49)		(1.10)	(1.28)	(1.49)	(1.68)	(1.55)

Net asset value
End of period/year	$23.01		$23.06	$23.31	$22.23	$22.46	$22.04

Market value
End of period/year	$20.39		$20.80	$21.62	$21.79	$21.08	$22.66

Total net asset value return(B)	2.14	%(C)	4.29%	10.74%	5.92%	10.00%	33.49%

Total market price return(D)	0.35	%(C)	1.42%	4.78%	10.62%	0.41%	47.50%

Ratio and supplemental data
Net assets end of period/year (000’s)	$145,402		$145,720	$147,262	$140,461	$141,907	$139,241
Expenses to average net assets	0.77	%(E)	0.75%	0.72%	0.78%	0.80%	0.71%
Net investment income (loss) to average net assets	3.96	%(E)	4.41%	5.36%	6.19%	6.61%	7.28%
Portfolio turnover rate	12	%(C)	32%	30%	33%	65%	131%

(A)	Calculated based on average number of shares outstanding.

(B)	Total net asset value return is based on the change in current net asset value on the first day of each year reported and a sale at the current net asset value on the last day of each year reported, and assuming reinvestment of dividends and other distributions at the market prices on the payable dates. Total return based on net asset value is hypothetical as investors cannot purchase or sell Fund shares at the net asset value but only at market prices.

(C)	Not annualized.

(D)	Total market price return is based on the change in current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, taking into account dividends revinvested at market prices in accordance with the terms of the dividend reinvestment plan.

(E)	Annualized.

Note: Prior to April 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2014

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund applies investment company accounting and reporting guidance.

The Fund’s primary investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Fund. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Fund’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of fund holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Fund’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Fund, such as the custodian, the transfer agent, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Fund; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Fund by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Fund. TFS’s supervisory and administrative services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Fund by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of the Fund’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and its dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Fund. State Street performs back office services to support TFS, including furnishing financial and performance information about the Fund for inclusion in regulatory filings and Trustees and shareholder reports; preparing drafts of regulatory filings, Trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Fund, as numerated within the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Fund pursuant to a Securities Lending Agreement. The lending of securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2014

(unaudited)

NOTE 1. (continued)

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Fund seeks to increase net investment income through the receipt of interest and fees. Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at September 30, 2014, if any, are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Open repurchase agreements and related collateral at September 30, 2014, if any, are shown on a gross basis in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Fund may be subjected to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to custodian in the Statement of Assets and Liabilities.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Open balances, if any, are included in the payable or receivable for investments purchased or sold in the Statement of Assets and Liabilities.

When-Issued, forward delivery securities and delayed delivery settlements: The Fund may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2014

(unaudited)

NOTE 1. (continued)

Delayed delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery transactions are outstanding, the Fund will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Fund sells a security on a delayed delivery basis, the Fund does not participate in future gains and losses on the security.

Open when-issued securities at September 30, 2014, if any, are listed in the Schedule of Investments.

Illiquid securities: The Fund may invest in illiquid securities. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The illiquid securities at September 30, 2014, if any, are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. See “Automatic Reinvestment Plan” on page 21 for an opportunity to reinvest distributions in shares of the Fund’s common stock.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2014, is disclosed in the Valuation Summary of the Schedule of Investments.

The Fund’s Board has delegated the valuation functions on a day-to-day basis to TAM, subject to Board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2014

(unaudited)

NOTE 2. (continued)

instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

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Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2014

(unaudited)

NOTE 2. (continued)

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. Government Agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Fund’s investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management, LLC (“AUIM”) is both an affiliate and a sub-adviser of the Fund.

TFS is the Fund’s administrator. TAM and TFS are affiliates of Aegon NV.

Certain officers and directors of the Fund are also officers and/or directors of TAM, AUIM, and TFS. No interested director receives compensation from the Fund.

Investment advisory fees: The Fund pays management fees to TAM at an annual fee of 0.500% on daily Average Net Assets (“ANA”).

TAM has agreed to voluntarily waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limits of ANA:

First 30 million	1.50%
Over 30 million	1.00%

During the period ended September 30, 2014, there were no amounts reimbursed/waived by TAM.

Administrative services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS at an annual fee of 0.025% on daily ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended September 30, 2014 were as follows:

Purchases of securities:
Long-term	$18,184,481
U.S. Government	—
Proceeds from maturities and sales of securities:
Long-term	$16,733,529
U.S. Government	587,202

NOTE 5. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2014

(unaudited)

NOTE 5. (continued)

assuming examination by tax authorities. The Fund’s federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Fund’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB (“Financial Accounting Standards Board”) issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial statement disclosures.

In June 2014, FASB issued ASU No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Fund’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Directors of Transamerica Income Shares, Inc. (the “Directors” or the “Board”) held on June 18-19, 2014, the Board considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Income Shares, Inc. (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Agreements”) for the Fund between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Directors”), unanimously approved the renewal of each of the Agreements through June 30, 2015. In reaching their decision, the Directors requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Directors also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Directors had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Director may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Directors also noted recent changes in the Fund’s portfolio management team. The Directors noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee to the Sub-Adviser. The Board noted that the investment advisory services include the design, development and ongoing review and evaluation of the Fund and its investment strategy; the selection, oversight and monitoring of the investment sub-adviser to perform certain duties with respect to the Fund; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and rights to consent to corporate action for Fund investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s shareholder reports and other disclosure materials and regulatory filings for the Fund; and ongoing cash management services. The Board also noted that TAM, as part of the investment advisory services it provides to all Transamerica funds, including the Fund, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2013. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- , 3-, 5- and 10-year periods. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and that is competitive with other investment companies.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratio

The Board considered the investment advisory fee and total expense ratio of the Fund, including information provided by Lipper comparing the investment advisory fee and total expense ratio of the Fund to the investment advisory fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Fund’s investment advisory fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were in line with the medians for its peer group and peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the costs of providing and procuring fund management services, as well as the cost of the provision of administration, transfer agency and other services, to the Fund by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund, as well as the allocation methodology used for calculating profitability. The Board also considered the assessment prepared by Ernst & Young LLP (“E&Y”), independent registered public accounting firm and auditor to the Fund, to assist the Board’s evaluation of TAM’s profitability analysis. E&Y’s engagement included the review and assessment of the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund, and completion of procedures in respect of the mathematical accuracy of the profitability calculation and its conformity to established allocation methodologies. After considering E&Y’s assessment and information provided by TAM, the Board concluded that, while other allocation methods may also be reasonable, TAM’s profitability methodologies are reasonable.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Fund. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from these economies of scale. The Board considered the Fund’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Fund through investments in maintaining and developing its capabilities and services. The Directors concluded that the Fund’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fee payable to TAM and the fee paid to the Sub-Adviser and whether the Fund has achieved economies of scale in the future.

Benefits to TAM, its Affiliates, and the Sub-Adviser from their Relationships with the Fund

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Fund and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Fund.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Conclusion

After consideration of the factors described above, as well as other factors, the Directors, including the Independent Directors, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders and voted to approve the renewal of each Agreement.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Fund’s proxy voting policies and procedures is available without charge upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (“SEC”) website http://www.sec.gov.

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following item:

At the annual meeting of shareholders held on July 10, 2014, the results of Proposal 1 were as follows:

Proposal 1: To elect four Directors to serve as Class II Directors for three year terms, and until their successors are duly elected and qualify.

Proposed Director	For	Against/Withheld	Abstentions	Broker Non-Votes
Russell A. Kimball, Jr.	4,872,854.616	150,125.221	—	—
Norman R. Nielsen	4,874,361.406	148,618.431	—	—
Joyce G. Norden	4,870,959.406	152,020.431	—	—
John W. Waechter	4,874,218.406	148,761.431	—	—

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 shares or more of the Fund’s common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the “Plan”). Under the Plan, Computershare, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund’s common stock by making purchases in the open market. Plan participants may also deposit cash in amounts between $25 and $2,500 with Computershare for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant’s account credited with, full and fractional shares.

The price at which Computershare is deemed to have acquired shares for a participant’s account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the “Optional Cash Only” feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the “Optional Cash Only” feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Computershare charges a service fee of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Computershare:

Computershare

P.O. Box 43006

Providence, RI 02940-3006

Telephone: 800-454-9575

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Transamerica Income Shares, Inc.

NOTICE OF PRIVACY POLICY

(unaudited)

At Transamerica Income Shares, Inc., protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of Transamerica Income Shares, Inc. in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Income Shares, Inc.	Semi-Annual Report 2014

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Investments.

(a)	The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (no change from annual report).

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a) (1)	Not applicable.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(3)	Not applicable.
(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC. (Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date: December 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date: December 5, 2014

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer

Date: December 5, 2014

EXHIBIT INDEX

Exhibit No. Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Principal Executive Officer and
Principal Financial Officer